Cash-settled share-based payment provision - Per statement of financial position and Total intrinsic value of rights vested, but not yet exercised (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Share-based payment transaction
Per statement of financial position	R 22,905	R 19,960	R 17,727
Share-based payments
Share-based payment transaction
Per statement of financial position	51	264	R 1,101
Share Appreciation Right (SARs)
Share-based payment transaction
Total intrinsic value of rights vested, but not yet exercised		52
Share Appreciation Right (SARs) | Share-based payments
Share-based payment transaction
Per statement of financial position	51	264
SARs with no CPTs
Share-based payment transaction
Total intrinsic value of rights vested, but not yet exercised		2
SARs with no CPTs | Share-based payments
Share-based payment transaction
Per statement of financial position		2
SARs with CPTs
Share-based payment transaction
Total intrinsic value of rights vested, but not yet exercised		50
SARs with CPTs | Share-based payments
Share-based payment transaction
Per statement of financial position	R 51	R 262